Note 22. Employee Benefits (Detail) - Amounts Recognized in Consolidated Statements of Financial Position of Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Fair value of plan assets	$ 261,240
Plan assets (less than) in excess of projected benefit obligation		9,748
Non-current liabilities	55,516	18,259
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Projected benefit obligation	286,491	229,449	215,167
Fair value of plan assets	252,925	239,197	224,111
Plan assets (less than) in excess of projected benefit obligation	(33,566)	9,748
Unrecognized net actuarial loss	76,183	30,212
Net amount recognized at year end	42,617	39,960
Long-term pension plan assets		9,748
Non-current liabilities	(33,566)
Accumulative other comprehensive loss	76,183	30,212
Foreign Pension Plans, Defined Benefit [Member]
Projected benefit obligation	14,004	12,929	11,720
Fair value of plan assets	8,315	8,998	8,826
Plan assets (less than) in excess of projected benefit obligation	(5,689)	(3,931)
Unrecognized net actuarial loss	7,191	5,268
Net amount recognized at year end	1,502	1,337
Non-current liabilities	(5,689)	(3,931)
Accumulative other comprehensive loss	$ 7,191	$ 5,268